Commitments, Contingent Liabilities and Liens (Schedule of Amounts of Guarantees) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Commitments, Contingent Liabilities and Liens [Abstract]
Guarantees provided by the banks to third parties	$ 2,800	$ 2,426